SEGMENT INFORMATION	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
SEGMENT INFORMATION
SEGMENT INFORMATION

NOTE 13 – SEGMENT INFORMATION

The Company conducts business as a single operating segment. In reaching this conclusion, management considers the definition of the (“CODM”), how the business is defined by the CODM, the nature of the information provided to the CODM, and how that information is used to make operating decisions, allocate resources, and assess performance. The Company’s CODM is the chief executive officer. The results of operations provided to and analyzed by the CODM are at the consolidated level which is the level that the CODM manages the business, allocates resources, makes key resource decisions, and assesses performance.

The key measure of segment profit and loss that the CODM uses to allocate resources and assess performance is the Company’s net loss. The table below shows a reconciliation of the Company’s net loss, including the significant expense categories regularly provided to and reviewed by the CODM, as computed under U.S. GAAP to the Company’s total net loss in the condensed consolidated statements of operations:

	Three Months Ended March 31,
	2026	2025
Operating expenses
Reimbursement from JDAs and others	$3,410	$34
Payroll expense	(5,860)	(8,133)
Occupancy expense	(859)	(1,497)
Professional service expense	(916)	(606)
Research and development expense	(933)	(537)
Depreciation expense	(882)	(1,984)
Other operating expense	(451)	(399)
Loss from operations	$(6,491)	$(13,122)
Total other income (expense), net	(2,084)	252
Net loss	$(8,575)	$(12,870)

Assets provided to CODM are consistent with those reported on the condensed consolidated balance sheet with particular emphasis on the company’s available liquidity, including its cash and cash equivalents reduced by current liabilities. All long-lived assets are maintained in, and all losses are attributable to the United States of America and South Korea.

NOTE 14 - SEGMENT INFORMATION

The Company conducts business as a single operating segment. In reaching this conclusion, management considers the definition of the (“CODM”), how the business is defined by the CODM, the nature of the information provided to the CODM, and how that information is used to make operating decisions, allocate resources, and assess performance. The Company’s CODM is the chief executive officer. The results of operations provided to and analyzed by the CODM are at the consolidated level which is the level that the CODM manages the business, allocates resources, makes key resource decisions, and assesses performance.

The key measure of segment profit and loss that the CODM uses to allocate resources and assess performance is the Company’s net loss. The table below shows a reconciliation of the Company’s net loss, including the significant expense categories regularly provided to and reviewed by the CODM, as computed under U.S. GAAP to the Company’s total net loss in the consolidated statements of operations:

	Year Ended December 31,
	2025	2024
Operating expenses
Reimbursement from JDAs and others	$1,686	$3,570
Payroll expense	(26,375)	(35,638)
Occupancy expense	(6,292)	(7,124)
Professional service expense	(4,146)	(3,671)
Research and development expense	(3,646)	(2,990)
Depreciation expense	(6,067)	(8,302)
Loss on impairment and lease termination	(17,063)	—
Other operating expense	(1,685)	(2,365)
Loss from operations	$(63,588)	$(56,520)
Total other income (expense), net	(10,257)	2,176
Net loss	$(73,845)	$(54,344)

Assets provided to CODM are consistent with those reported on the consolidated balance sheet with particular emphasis on the company’s available liquidity, including its cash and cash equivalents reduced by current liabilities. All long-lived assets are maintained in, and all losses are attributable to the United States of America and South Korea.

We have corrected certain amounts in the table below as of December 31, 2024, to correct an immaterial error in previously issued segment footnote disclosure by reclassifying certain amounts of machinery and equipment and accumulated depreciation that were located in the United States that were disclosed as located in South Korea. There was no impact on consolidated net property, plant and equipment, the consolidated balance sheets, the consolidated statements of operations, consolidated statements of comprehensive loss, or the consolidated statements of cash flows for any period presented.

Long-lived assets by physical geographical location as of December 31, 2025, and 2024, are as follows:

	As of December 31, 2025
Long-Lived Asset Type	South Korea	United States
Leasehold improvements	$—	$10,680
Machinery and equipment	10,609	5,706
Furniture and fixtures	94	325
Computer and software	86	130
Buildings	1,227	—
Building Fixtures	1,206	—
Land	3,382	—
Construction in progress (advances on property and equipment)	—	632
Accumulated depreciation	(4,589)	(8,212)
Net property, plant and equipment	$12,015	$9,261
Operating lease right-of-use assets	—	7,576
Total Long-Lived Assets	$12,015	$16,837

	As of December 31, 2024
Long-Lived Asset Type	South Korea	United States
Leasehold improvements	$—	$32,427
Machinery and equipment	9,934	12,271
Furniture and fixtures	90	325
Computer and software	72	131
Buildings	1,205	—
Building Fixtures	1,143	—
Land	3,320	—
Construction in progress (advances on property and equipment)	—	1,627
Accumulated depreciation	(2,448)	(12,407)
Net property, plant and equipment	$13,316	$34,374
Operating lease right-of-use assets	—	8,769
Finance lease right-of-use assets	—	6,767
Total Long-Lived Assets	$13,316	$49,910

The comparative fixed asset by physical geographical location information for the year ended December 31, 2024, presented in these financial statements has been revised to correct this presentation. The correction resulted in an increase in gross machinery and equipment and a decrease of accumulated depreciation for United States asset group and corresponding increases and decreases for South Korea asset group, with no change to the total property, plant and equipment, total accumulated depreciation, or total net book value previously reported.

Capital expenditures by geographical location for the years ended December 31, 2025, and 2024, are as follows:

	Year Ended December 31, 2025
	South Korea	United States	Total
Capital Expenditures, net
Property and equipment expenditures	$118	$931	$1,049
Advances on property and equipment	—	45	45
Proceeds from disposal of property and equipment from lease termination	—	(2,400)	(2,400)
Proceeds from disposal of property and equipment	—	(20)	(20)
Total Capital Expenditures, net	$118	$(1,444)	$(1,326)

	Year Ended December 31, 2024
	South Korea	United States	Total
Capital Expenditures, net
Property and equipment expenditures	$68	$955	$1,023
Advances on property and equipment	—	960	960
Proceeds from disposal of property and equipment	—	(106)	(106)
Total Capital Expenditures, net	$68	$1,809	$1,877

Cartesian Growth Corporation III
SEGMENT INFORMATION
SEGMENT INFORMATION

NOTE 9. SEGMENT INFORMATION

ASC Topic 280, “Segment Reporting,” establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise that engage in business activities from which it may recognize revenues and incur expenses, and for which separate financial information is available that is regularly evaluated by the Company’s CODM, or group, in deciding how to allocate resources and assess performance.

The Company’s CODM has been identified as the Chief Financial Officer, who reviews the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that the Company only has one reportable segment.

The CODM assesses performance for the single segment and decides how to allocate resources based on net income or loss. The measure of segment assets is reported on the condensed balance sheets as total assets. When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	March 31, 2026	December 31, 2025
Cash	$396,210	$624,163
Investments held in Trust Account	$285,868,994	$283,377,276

	For the Three Months Ended March 31,
	2026	2025
General and administrative costs	$811,301	$20,449
Interest earned on investments held in Trust Account	$2,491,718	$—

General and administrative costs are reviewed and monitored by the CODM to manage and forecast cash to ensure enough capital is available to complete a Business Combination or similar transaction within the Completion Window. The CODM also reviews general and administrative costs to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget. General and administrative costs are the significant segment expenses provided to the CODM on a regular basis.

NOTE 9. SEGMENT INFORMATION

ASC Topic 280, “Segment Reporting,” establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise that engage in business activities from which it may recognize revenues and incur expenses, and for which separate financial information is available that is regularly evaluated by the Company’s CODM, or group, in deciding how to allocate resources and assess performance.

The Company’s CODM has been identified as the Chief Financial Officer, who reviews the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that the Company only has one reportable segment.

The CODM assesses performance for the single segment and decides how to allocate resources based on net income or loss. The measure of segment assets is reported on the balance sheet as total assets. When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	December 31, 2025	December 31, 2024
Cash	$624,163	$—
Investments held in Trust Account	$283,377,276	$—

		For the Period
	For the	from October 29, 2024
	Year Ended	(Inception) Through
	December 31, 2025	December 31, 2024
General and administrative costs	$1,158,207	$42,620
Interest earned on investments held in Trust Account	$7,377,276	$—

General and administrative costs are reviewed and monitored by the CODM to manage and forecast cash to ensure enough capital is available to complete a Business Combination or similar transaction within the Business Combination period. The CODM also reviews general and administrative costs to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget. General and administrative costs are the significant segment expenses provided to the CODM on a regular basis.